Consolidated Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Consolidated Statements of Operations [Abstract]
Net sales	$ 1,237.5	$ 1,167.0	$ 1,124.6
Cost of goods sold	(830.5)	(775.1)	(708.5)
Gross profit	407.0	391.9	416.1
Selling, general and administrative expenses	(191.0)	(173.4)	(185.8)
Research and development expenses	(30.4)	(28.0)	(27.1)
Impairment charge	(14.3)
Asbestos adjustments	(15.8)	(85.8)	(224.2)
Operating income (loss)	155.5	104.7	(21.0)
Interest expense	(11.2)	(9.0)	(7.7)
Interest income	3.8	4.6	3.7
Other income (expense)	3.0	(3.7)	6.3
Income (loss) before income taxes	151.1	96.6	(18.7)
Income tax benefit (expense)	453.2	(443.6)	(66.2)
Net income (loss)	$ 604.3	$ (347.0)	$ (84.9)
Net income (loss) per share:
Basic	$ 1.39	$ (0.80)	$ (0.20)
Diluted	$ 1.38	$ (0.80)	$ (0.20)
Weighted average common shares outstanding (Millions):
Basic	436.2	435.6	433.1
Diluted	437.9	435.6	433.1